Initial Public Offering (Details) - $ / shares		9 Months Ended	12 Months Ended
	Nov. 13, 2019	Sep. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Conversion of stock, description		Each Unit consists of one share of common stock and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 9).	Each Unit consists of one share of common stock and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 9).
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of additional stock issued	13,001,552
Sale of stock price (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of additional stock issued	1,001,552